Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 17,381
2021	13,711
2022	8,022
2023	6,176
2024	5,793
Finite Lived Intangible Assets, Amortization Expense, Net, Total	$ 51,083